Label	Element	Value
Performance Trust Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Performance Trust Strategic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Performance Trust Strategic Bond Fund (the “Strategic Bond Fund” or the “Fund”) is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Bond Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. Certain financial intermediaries that have a contractual arrangement with the Adviser or an affiliate also may offer variations in Fund sales charges to their customers. Certain financial intermediaries may also offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” on page 25 of the Prospectus, in Appendix A to the Prospectus, and under “Sales Charges; Sales Charge Reductions and Waivers – Class A Sales Charge Reductions and Waivers” on page 53 of the Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.99%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses for Institutional Class shares in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus because the “Financial Highlights” include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in fixed-income instruments. “Fixed-income instruments” include corporate, government and municipal bonds, and asset-backed and mortgage-backed securities and other bonds, debt securities and similar fixed-income instruments issued by various U.S. Government, municipal or private-sector entities.

The Fund’s investments in fixed-income instruments may consist of residential mortgage-backed securities (“RMBS”) in the prime, subprime and “Alt-A” first lien mortgage sectors and commercial mortgage-backed securities (“CMBS”), including traditional and interest-only CMBS. Subprime mortgage loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A is one of three general classifications of mortgages along with prime and subprime. The risk profile of Alt-A mortgages falls between prime and subprime. The Fund may invest a substantial portion of its portfolio in RMBS and CMBS. These investments may consist of “agency” securities RMBS created by one of three quasi-governmental agencies (Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage (“Fannie Mae”), and Federal Home Loan Mortgage Corp. (“Freddie Mac”)), which directly or indirectly benefit from U.S. Government backing, and “non-agency” securities RMBS or CMBS issued by private financial institutions and entities, which do not benefit from U.S. Government backing.

The Fund’s investments also may consist of municipal securities issued by or on behalf of states and various local governments and municipalities throughout the United States and its territories, including general obligation municipal bonds, or other securities issued or explicitly guaranteed by state or local governments, and other municipal securities, such as essential purpose revenue bonds. Municipal securities may be either federally taxable or tax exempt.

In addition to RMBS, CMBS, and municipal bonds, the Fund’s investments may consist of, but are not limited to: collateralized debt obligations (including collateralized loan obligations) and other asset-backed securities collateralized by a variety of consumer and commercial loans (such as automobile loans/leases, equipment loans/leases, credit card debt, and unsecured consumer debt), certain of which may include loans to subprime borrowers; stripped mortgage-related or other asset-backed, including principal-only and interest-only securities; fixed, floating rate or inverse floating rate debt instruments; corporate bonds, including investment-grade bonds and high-yield bonds rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”), commonly known as “junk bonds”; real estate investment trusts (“REITs”); instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government or its agencies, instrumentalities or sponsored corporations, as well as mortgage backed securities of the U.S. Government or its agencies; interests in investment companies, including exchange-traded funds (“ETFs”); or other fixed-income or equity investments. The Fund may also invest a portion of its assets in futures contracts, options and swaps. The Fund may invest in these derivative instruments as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.

The Fund’s portfolio managers intend to construct the Fund’s investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Fund’s investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the Fund’s investment portfolio will conform to these limits.

PT Asset Management, LLC as investment adviser (the “Adviser”) will use a value-oriented strategy looking for higher-yielding and undervalued fixed-income securities that offer above-average total return. The Fund’s investment process begins with an evaluation of both interest rate and credit risk. Investments are selected for the Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons. For fixed-income instruments with credit components, a careful assessment of credit risk is made. Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Fund’s portfolio.

The Fund’s portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant. The Fund’s portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Fund’s investment criteria as described above, or when a more attractive investment opportunity becomes available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Strategic Bond Fund.

The principal risks of investing in the Fund include:

Management Risk

The Fund is actively managed by the Adviser. There is a risk that an actively managed fund will produce sub-par returns compared to a benchmark index. Strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk

The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

Fixed-Income Securities Risks

Fixed-income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk. Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Mortgage-Backed Securities Risk:

➢	Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal. In addition, the liquidity of such investments may change over time.

➢	Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

➢	Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

➢	Interest-Only and Principal-Only Securities Risk. These securities are extremely sensitive to changes in interest rates and prepayment rates.

Collateralized Debt Obligation/Collateralized Loan Obligation Risk

In addition to the normal interest rate, default and other risks of fixed-income securities, Collateralized Debt Obligations (“CDOs”) and Collateralized Loan Obligations (“CLOs”) carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs and CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Residential Mortgage-Backed Securities (“RMBS”) Risk

RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default. Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

Asset-Backed Securities Risk

The impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security. Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk and extension risk.

Government-Sponsored Entities Risk

The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Fixed-Income Securities Risk

High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade by a NRSRO. Junk bonds are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Junk bonds are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk

Trading opportunities are more limited for fixed-income securities, including MBS, that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Accordingly, there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Real Estate Investment Trust (“REIT”) Risk

A REIT’s share price may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Municipal Securities Risks

The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or particular types of projects may have a disproportionate impact on a Fund’s share price.

Municipal securities may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Derivative Securities Risk

The Fund’s use of derivatives may cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge. Because the use of derivative instruments often creates economic leverage, the Fund’s investments in derivatives could create exposure greater than the value of the securities in the Fund’s portfolio. Investing in derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. During unfavorable market conditions, derivative instruments could become harder to value or sell at a fair price. As a result, the Fund may be unable to liquidate a position because of an illiquid secondary market. Investments in derivative instruments are also subject to the risk that a counterparty to the derivative instrument may become insolvent, enter administration, liquidate or otherwise fail to perform its obligations due to financial difficulties. In such situations, the Fund may obtain no recovery of its investment, or any recovery may be delayed.

Valuation Risk

The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Trust’s Board of Trustees (the “Board of Trustees”) may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Other Investment Companies Risk

The Fund may invest in shares of other investment companies, including closed-end mutual funds and ETFs, as a means to pursue its investment objective. When the Fund invests in other investment companies, it will bear a proportionate share of the other investment company’s operating expenses.

Exchange-Traded Fund Risk

To the extent the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such ETFs’ management fees and operational expenses. In addition, the risks of owning an ETF generally reflect the risks of owning the underlying securities owned by the ETF. The price of an ETF may fluctuate within a wide range, and the Fund may lose money by investing in an ETF if the prices of the securities owned by the ETF go down.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Strategic Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables show historical performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-738-9095
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ptam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 Institutional Class Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)	Because Class A shares and Class C shares are new, the returns shown in the bar chart are for Institutional Class shares. Class A shares and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of September 30, 2018 was 0.91%. During the period shown in the bar chart, the best performance for a quarter was 5.91% (for the quarter ended September 30, 2012). The worst performance for a quarter was -2.08% (for the quarter ended June 30, 2013).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.08%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2017
Performance Trust Strategic Bond Fund | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
Annual Return 2011	rr_AnnualReturn2011	6.69%
Annual Return 2012	rr_AnnualReturn2012	14.66%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	8.91%
Annual Return 2015	rr_AnnualReturn2015	3.48%
Annual Return 2016	rr_AnnualReturn2016	4.62%
Annual Return 2017	rr_AnnualReturn2017	7.08%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.08%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund - Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.55%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[1]
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund - Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.97%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[1]
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	333
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	807
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,513
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A shares and Class C shares had not commenced operations as of December 31, 2017.
Performance Trust Strategic Bond Fund | Performance Trust Strategic Bond Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A shares and Class C shares had not commenced operations as of December 31, 2017.

[1]	Class A shares and Class C shares had not commenced operations as of December 31, 2017. Accordingly, the information provided represents returns of Institutional Class shares. Class A shares and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A shares and Class C shares would be lower as expenses for Class A and Class C shares are higher.
[2]	Please note that Total Annual Fund Operating Expenses for Institutional Class shares in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the "Financial Highlights" include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses ("AFFE").